Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 76,465,031.34
Total Fee Amount	10,559.82
Total Offset Amount	0.00
Net Fee	$ 10,559.82
Offering Table N/A
Offset Table N/A	N/A